Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 1, 2001

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

Re:	Fidelity Select Portfolios (the trust):

Air Transportation,Automotive Portfolio, Banking Portfolio, Biotechnology, Brokerage & Investment Management, Business Services & Outsourcing, Cash Reserves, Chemicals Portfolio, Computers Portfolio, Construction & Housing, Consumer Industries, Cyclical Industries, Defense and Aerospace, Developing Communications, Electronics Portfolio, Energy Portfolio, Environmental Services, Financial Services, Food & Agriculture, Gold Portfolio, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance Portfolio, Leisure Portfolio, Medical Delivery, Medical Equipment & Systems, Money Market Portfolio, Multimedia Portfolio, Natural Gas, Natural Resources Portfolio, Networking & Infrastructure, Paper & Forest Products, Retailing Portfolio, Software & Computer Services, Technology Portfolio, Telecomm. Portfolio, Utilities Growth, Wireless Portfolio (the funds)

File Nos. 2-69972 and 811-3114

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	/s/ Eric D. Roiter
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Eric D. Roiter
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Secretary